Loss Per Share (Details) - shares	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Class of Stock [Line Items]
Fully Diluted	8,151,424	6,398,178
Weighted Average	5,990,466	6,003,364
Shares of common stock issuable in upon conversion of Convertible Notes [Member]
Class of Stock [Line Items]
Fully Diluted	1,936,845
Weighted Average	111,130
Warrants [Member]
Class of Stock [Line Items]
Fully Diluted	5,813,804	6,183,115
Weighted Average	5,833,971	6,001,013
Restricted Stock Units [Member]
Class of Stock [Line Items]
Fully Diluted	325,121
Weighted Average	37,709
Restricted Stock Awards [Member]
Class of Stock [Line Items]
Fully Diluted	75,654	215,063
Weighted Average	7,656	2,351